Prepayments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)
Prepayments (Details) [Line Items]
Prepaid advertising expenses	$ 2,264,715	$ 2,770,607	$ 1,958,275
Contracts expired		1 year			1 year
Prepaid expenses		$ 1,492,961
Lease of the warehouse a term		10 years
Prepaid expenses (in Yuan Renminbi)		$ 1,769,486
Repaid fees (in Yuan Renminbi) | ¥				¥ 3,000,000
Contracts to expired term		1 year
Lease warehouse for a term	10 years
PRC [Member]
Prepayments (Details) [Line Items]
Prepaid expenses (in Yuan Renminbi) | ¥					¥ 10,000,000